Leases - Additional information related to operating leases (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating lease right-of-use assets	$ 7,881	$ 8,983
Operating lease liabilities, current	5,367	3,536
Operating lease liabilities, noncurrent	$ 5,159	$ 8,824
Weighted-average remaining lease term (in years)	2 years	3 years 4 months 24 days
Weighted-average discount rate	4.90%	5.00%